WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	CONSUMER DISCRETIONARY — 11.5%
4,970	Axon Enterprise, Inc.*	$815,875
13,875	Boot Barn Holdings, Inc.*	794,205
9,382	Brunswick Corp.	811,168
12,048	Caesars Entertainment, Inc.*	848,059
5,960	Marriott Vacations Worldwide Corp.	731,649
10,956	Planet Fitness, Inc. - Class A*	788,832
2,155	Wingstop, Inc.	323,358
		5,113,146
	CONSUMER STAPLES — 6.0%
4,195	Casey's General Stores, Inc.	786,479
4,572	Helen of Troy Ltd.*	1,116,710
16,487	Performance Food Group Co.*	772,910
		2,676,099
	FINANCIALS — 3.5%
13,980	Pinnacle Financial Partners, Inc.	958,049
4,148	Primerica, Inc.	577,858
		1,535,907
	HEALTH CARE — 31.6%
4,590	ACADIA Pharmaceuticals, Inc.*	220,549
19,156	AdaptHealth Corp.*	733,100
14,166	Amicus Therapeutics, Inc.*	267,879
6,962	Arrowhead Pharmaceuticals, Inc.*	537,258
9,751	AtriCure, Inc.*	567,801
4,540	Axsome Therapeutics, Inc.*	309,129
5,098	Biohaven Pharmaceutical Holding Co., Ltd.*	434,452
6,804	Bridgebio Pharma, Inc.*	386,195
2,569	Charles River Laboratories International, Inc.*	665,499
5,952	Fate Therapeutics, Inc.*	539,430
7,489	Glaukos Corp.*	664,199
8,353	Halozyme Therapeutics, Inc.*	397,519
9,848	Insmed, Inc.*	370,186
4,397	Iovance Biotherapeutics, Inc.*	192,764
2,815	Kodiak Sciences, Inc.*	355,563
3,452	LHC Group, Inc.*	687,707
1,873	Ligand Pharmaceuticals, Inc.*	347,161
12,947	Merit Medical Systems, Inc.*	701,080
1,545	Mirati Therapeutics, Inc.*	317,235
5,991	NanoString Technologies, Inc.*	419,550
6,490	Natera, Inc.*	692,094
12,806	NuVasive, Inc.*	688,194

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,660	Reata Pharmaceuticals, Inc. - Class A*	$275,549
2,575	Repligen Corp.*	515,000
6,013	Rocket Pharmaceuticals, Inc.*	331,196
3,717	Shockwave Medical, Inc.*	431,321
15,070	Surgery Partners, Inc.*	561,810
4,549	Tandem Diabetes Care, Inc.*	421,465
3,360	Turning Point Therapeutics, Inc.*	421,646
4,518	Ultragenyx Pharmaceutical, Inc.*	626,150
		14,078,681
	INDUSTRIALS — 11.6%
9,109	Alaska Air Group, Inc.	444,793
5,473	CryoPort, Inc.*	373,259
6,188	John Bean Technologies Corp.	717,065
10,200	Mercury Systems, Inc.*	724,812
6,311	Tetra Tech, Inc.	767,228
8,301	Timken Co.	628,054
3,354	TopBuild Corp.*	670,632
7,313	Woodward, Inc.	818,690
		5,144,533
	MATERIALS — 5.8%
16,313	Avient Corp.	626,909
8,930	Ingevity Corp.*	586,612
6,752	Trex Co., Inc.*	619,631
14,183	UFP Industries, Inc.	765,031
		2,598,183
	REAL ESTATE — 3.0%
18,892	Americold Realty Trust - REIT	659,520
14,163	Rexford Industrial Realty, Inc. - REIT	693,137
		1,352,657
	TECHNOLOGY — 24.4%
23,079	ACI Worldwide, Inc.*	886,003
6,223	Blackline, Inc.*	806,625
5,050	Euronet Worldwide, Inc.*	631,048
17,405	Evo Payments, Inc. - Class A*	399,619
14,300	LivePerson, Inc.*	906,048
14,523	MACOM Technology Solutions Holdings, Inc.*	825,778
5,711	MAXIMUS, Inc.	428,668
17,193	Medallia, Inc.*	713,509
5,916	Proofpoint, Inc.*	763,637

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,430	Q2 Holdings, Inc.*	$439,006
7,594	Science Applications International Corp.	729,252
10,209	Semtech Corp.*	724,329
7,358	Sprout Social, Inc.*	485,628
16,757	Upland Software, Inc.*	799,141
3,410	WEX, Inc.*	643,126
10,403	WNS Holdings Ltd. - ADR*	698,873
		10,880,290
	TOTAL COMMON STOCKS
	(Cost $34,211,393)	43,379,496

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$1,140,514	UMB Money Market II Special, 0.01%[1]	1,140,514
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,140,514)	1,140,514
	TOTAL INVESTMENTS — 99.9%
	(Cost $35,351,907)	44,520,010
	Other Assets in Excess of Liabilities — 0.1%	24,173
	TOTAL NET ASSETS — 100.0%	$44,544,183

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.